INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX
Schedule of provision for income taxes

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(3,325)	(5,045)	(3,912)	(53.7)
Current provision for income tax—other	(111)	(295)	(193)	(2.6)
Deferred income tax benefit/(expense)—Russia	175	(256)	(297)	(4.1)
Deferred income tax benefit—other	22	141	485	6.7

Total provision for income taxes	(3,239)	(5,455)	(3,917)	(53.7)

Schedule of components of net income before income taxes

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Income before income taxes—Russia	15,716	23,393	18,232	250.2
Income/(loss) before income taxes—other	997	(918)	(4,636)	(63.7)

Total income before income taxes	16,713	22,475	13,596	186.5

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Expected provision at Russian statutory income tax rate of 20%	3,343	4,495	2,719	37.3
Effect of:
Tax on dividends	14	466	423	5.8
Non-deductible share-based compensation	146	229	522	7.2
Other expenses not deductible for tax purposes	83	97	252	3.5
Difference in foreign tax rates	(68)	(160)	(185)	(2.5)
Participation exemption on sale of equity investments	(393)	—	—	—
Other	(33)	78	(49)	(0.8)
Change in valuation allowance	147	250	235	3.2

Provision for income taxes	3,239	5,455	3,917	53.7

Schedule of movements in the valuation allowance

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	—	(147)	(414)	(5.7)
Charges to expenses	(147)	(250)	(235)	(3.2)
Foreign currency translation adjustment	—	(17)	(188)	(2.6)

Balance at the end of the period	(147)	(414)	(837)	(11.5)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	25	25	97	1.3
Increases/(decreases) related to prior years tax positions	(3)	69	(13)	(0.1)
Increases related to current year tax positions	2	2	10	0.1
Settlements	—	—	(57)	(0.8)
Foreign currency translation adjustment	1	1	—	—

Balance at the end of the period	25	97	37	0.5

Schedule of deferred tax assets and liabilities

	2014	2015	2015
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	585	834	11.4
Net operating loss carryforward	457	967	13.3
Intangible assets	216	465	6.4
Other	48	23	0.3
Valuation allowance	(414)	(837)	(11.5)

Total deferred tax asset	892	1,452	19.9
Deferred tax liability
Convertible debt discount	(1,023)	(783)	(10.7)
Property and equipment	(252)	(441)	(6.1)
Intangible assets	(490)	(483)	(6.6)
Unremitted earnings	(475)	(894)	(12.3)
Other	(60)	(177)	(2.4)

Total deferred tax liability	(2,300)	(2,778)	(38.1)
Net deferred tax liability	(1,408)	(1,326)	(18.2)
Net deferred tax assets, non-current	56	226	3.1
Net deferred tax liabilities, non-current	(1,464)	(1,552)	(21.3)